SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Risk-free interest	0.93%	1.34%	1.17%
Dividend yields	0.00%	0.00%	0.00%
Volatility	89.00%	83.00%	96.00%
Expected option term	3 years 6 months	3 years	3 years 9 months 29 days
Forfeiture rate	0.00%	0.00%	24.00%